Reverse Recapitalization	12 Months Ended
Dec. 31, 2024
Reverse Recapitalization
Reverse Recapitalization

Note 3 — Reverse Recapitalization

On February 2, 2024, the Company’s reverse stock split plan became effective. Every ten (10) shares of the Company’s ordinary share issued, par value of US$0.0001, was combined into one (1) share of ordinary share, par value $0.001.

In October 2024, the Company’s reverse stock split plan became effective. Every ten (20) shares of the Company’s ordinary share issued, par value of US$0.001, was combined into one (1) share of ordinary share, par value $0.02. The following information in Note 3 was adjusted for the reverse stock split as required by ASC 260.

On September 16, 2022, MC merged with Golden Path Merger Sub and survived the merger and continued as the surviving company and a wholly owned subsidiary of Golden Path and continued its business operations. Immediately prior to the closing of the Merger, holders of 10,912 shares of Golden Path ordinary shares exercised their right to redeem such shares. The remaining 17,838 public shares converted to MC common stock with the consummation of the Merger.

Upon the Closing, 2,875 common ordinary shares were issued to public investors upon exchange of the Public Rights under the Public Units in Golden Path’s IPO. These shares issued were freely tradable.

Upon the Closing, 135 common ordinary shares were issued to sponsor upon exchange of rights under Private Units in Golden Path’s IPO. These shares issued were subjected to locking restriction.

In connection with the Merger, 1,900 shares of Golden Path were issued to Peace Asset upon the Closing, pursuant to an agreement between the Golden Path and Peace Asset Management Ltd. (“Peace Asset”) dated August 3, 2021, as Peace Asset was engaged as the finder to introduce MC to Golden Path in connection with the merge.

As of December 31, 2022 and after giving effect to all exchange, there were 254,060 shares of Common Stock outstanding, comprised of the 20,713 shares issued to public investors, 8,675 common stock hold by founder/sponsor, 1,900 common stocks issued to Peace Asset, and 222,772 common stocks issued to MC shareholders.

The number of shares of Common Stock issued immediately following the consummation of the Merger was:

Shares
Ordinary shares of Golden Path, outstanding prior to Merger	28,750
Less redemption of Golden Path shares	(10,912)
Public shares following redemptions	17,838
Shares issued upon closing to public shareholders (from rights)	2,875
Founder (Sponsor) Shares	8,540
Shares issued upon closing to Sponsor (from rights)	135
Shares issued upon closing to Finder (engaged Peace Asset)	1,900
MC shares	222,772
Total shares of common stock immediately after Merger	254,060

The Merger was accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, Golden Path was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of MC are represented as a continuation of the financial statements of Golden Path, with the Merger being treated as the equivalent of MC issuing stock for the net assets of Golden Path, accompanied by a recapitalization. The net assets of Golden Path are stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Merger are those of MC in future reports.

MC has been determined to be the accounting acquirer based on evaluation of the following facts and circumstances as of the Closing: (i) MC’s stockholders have a majority of the voting power of the combined company, (ii) MC comprises a majority of the governing body of the combined company, and MC’s senior management comprises all of the senior management of the combined company, and (iii) MC comprises all of the ongoing operations of the combined entity. Following the approval of the Business Combination, on September 16, 2022, we received net cash proceeds of $33.2 million from the closing of the Business Combination, net of certain transaction costs.